UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management, LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250

13F File Number: 028-11836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason S. Atkins
Title:    Managing Member
Phone:    (904) 543-7230

Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida        May 22, 2007
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $339,075
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1.        028-12030                     Ergon Capital LP
2.        028-12032                     Ergon Capital Offshore Fund, Ltd.

          --------------------          ---------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                              VALUE   SHRS OR   SH/ PUT/    INVESTMENT    OTHER    VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP     (X 1000)  PRN AMT   PRN CALL    DISCRETION    MNGRS  SOLE SHARED    NONE
APPLE INC                      COM              37833100         16         173 Sh        SHARED-DEFINED  1, 2              173
ABB LTD                        SPONSORED ADR    000375204    20,083   1,169,000 Sh        SHARED-DEFINED  1, 2        1,169,000
AGRIUM INC                     COM              008916108     1,418      37,000 Sh        SHARED-DEFINED  1, 2           37,000
ALVARION LTD                   SHS              M0861T100    23,823   2,959,337 Sh        SHARED-DEFINED  1, 2        2,959,337
APOLLO GROUP INC               CL A             037604105     3,544      80,735 Sh        SHARED-DEFINED  1, 2           80,735
A S V INC                      COM              001963107       153      10,000 Sh        SHARED-DEFINED  1, 2           10,000
BIG LOTS INC                   COM              089302103     2,374      75,900 Sh  Put   SHARED-DEFINED  1, 2           75,900
BLUE COAT SYSTEMS INC          COM NEW          09534T508    71,073   1,935,000 Sh        SHARED-DEFINED  1, 2        1,935,000
BRISTOW GROUP INC              COM              110394103     5,650     155,000 Sh        SHARED-DEFINED  1, 2          155,000
COUNTRYWIDE FINANCIAL CORP     COM              222372104     7,064     210,000 Sh        SHARED-DEFINED  1, 2          210,000
SEACOR HOLDINGS INC            COM              811904101       828       8,415 Sh        SHARED-DEFINED  1, 2            8,415
CLEARWIRE CORP                 CL A             185385309       205      10,000 Sh        SHARED-DEFINED  1, 2           10,000
CHIQUITA BRANDS INTL INC       COM              170032809    23,220   1,656,200 Sh        SHARED-DEFINED  1, 2        1,656,200
DELL INC                       COM              24702R101       747      32,188 Sh        SHARED-DEFINED  1, 2           32,188
DOWNEY FINL CORP               COM              261018105     7,422     115,000 Sh        SHARED-DEFINED  1, 2          115,000
EBAY INC                       COM              278642103       365      11,000 Sh        SHARED-DEFINED  1, 2           11,000
ELECTRONIC ARTS INC            COM              285512109     4,099      81,400 Sh        SHARED-DEFINED  1, 2           81,400
FLORIDA EAST COAST INDS        COM              340632108     9,341     149,000 Sh        SHARED-DEFINED  1, 2          149,000
FLORIDA ROCK INDS INC          COM              341140101       831      12,349 Sh        SHARED-DEFINED  1, 2           12,349
FORCE PROTECTION INC           COM NEW          345203202    10,262     546,989 Sh        SHARED-DEFINED  1, 2          546,989
FUEL TECH INC                  COM              359523107     3,426     139,000 Sh        SHARED-DEFINED  1, 2          139,000
HEELYS INC                     COM              42279M107     5,135     175,000 Sh        SHARED-DEFINED  1, 2          175,000
HOLOGIC INC                    COM              436440101       951      16,500 Sh  Put   SHARED-DEFINED  1, 2           16,500
HORNBECK OFFSHORE SVCS INC N   COM              440543106     6,405     223,564 Sh        SHARED-DEFINED  1, 2          223,564
MGIC INVT CORP WIS             COM              552848103     7,365     125,000 Sh        SHARED-DEFINED  1, 2          125,000
NOKIA CORP                     SPONSORED ADR    654902204     7,953     347,000 Sh        SHARED-DEFINED  1, 2          347,000
NUTRI SYS INC NEW              COM              67069D108    13,234     252,500 Sh        SHARED-DEFINED  1, 2          252,500
ODYSSEY HEALTHCARE INC         COM              67611V101     2,771     211,051 Sh        SHARED-DEFINED  1, 2          211,051
TURBOCHEF TECHNOLOGIES INC     COM NEW          900006206    44,034   2,893,137 Sh        SHARED-DEFINED  1, 2        2,893,137
RINKER GROUP LTD               SPONSORED ADR    76687M101       728      10,000 Sh        SHARED-DEFINED  1, 2           10,000
TEMPLE INLAND INC              COM              879868107    30,874     516,800 Sh  Put   SHARED-DEFINED  1, 2          516,800
TJX COS INC NEW                COM              872540109     1,102      40,865 Sh        SHARED-DEFINED  1, 2           40,865
TLC VISION CORP                COM              872549100    10,274   1,938,563 Sh        SHARED-DEFINED  1, 2        1,938,563
VOLT INFORMATION SCIENCES IN   COM              928703107     4,269     163,000 Sh        SHARED-DEFINED  1, 2          163,000
WASHINGTON MUT INC             COM              939322103     7,268     180,000 Sh        SHARED-DEFINED  1, 2          180,000
WAL MART STORES INC            COM              931142103       376       8,000 Sh        SHARED-DEFINED  1, 2            8,000
ZALE CORP NEW                  COM              988858106       392      14,851 Sh        SHARED-DEFINED  1, 2           14,851

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